UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07358

                    Duff & Phelps Utility and Corporate Bond Trust Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)            (Zip code)

Alan M. Meder	Lawrence R. Hamilton
Duff & Phelps Utility and Corporate Bond Trust Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code:   (800) 338-8214

Date of fiscal year end:   December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS

September 30, 2011

(Unaudited)

Principal Amount (000)	Description		Value (Note 1)
	LONG-TERM INVESTMENTS - 154.7%
	U.S. Government and Agency Obligations - 0.3%
	Federal National Mortgage Association,
	Pass-Through Certificates,
$ 175	8.00%,	10/01/30	$199,081
604	7.00%,	12/01/31	696,834
	Government National Mortgage Association
	Pass-Through Certificates,
12	7.00%,	3/15/26	14,366
62	8.00%,	11/15/30	73,668
33	8.00%,	2/15/31	38,928

	Total U.S. Government and Agency Obligations
	(Cost $912,516)		1,022,877

	Corporate Bonds - 149.1%
	Financial - 35.3%
5,000	American Express Co.,
	6.15%,	8/28/17	5,722,350
7,000	Boeing Capital Corp.,
	6.50%,	2/15/12 (a)(b)	7,147,336
6,000	Caterpillar Financial Services Corp.,
	6.125%,	2/17/14	6,697,992
5,000	DaimlerChrysler North America Holding Corp.,
	6.50%,	11/15/13	5,492,315
5,000	Duke Realty Limited Partnership,
	6.25%,	5/15/13	5,223,035
5,000	ERP Operating Limited Partnership,
	6.625%,	3/15/12	5,117,795
6,000	General Electric Capital Corp.,
	4.80%,	5/01/13 (a)	6,303,672
5,000	The Goldman Sachs Group, Inc.,
	5.50%,	11/15/14	5,228,600
5,000	JPMorgan Chase & Co.,
	5.375%,	10/01/12	5,204,290
5,000	JPMorgan Chase & Co.,
	4.75%,	5/01/13	5,258,800
5,000	Kimco Realty Corp.,
	5.584%,	11/23/15	5,347,715
5,000	MetLife, Inc.,
	5.50%,	6/15/14	5,478,350
6,000	Morgan Stanley,
	6.00%,	4/28/15	5,976,384
10,000	NationsBank Capital Trust IV,
	8.25%,	4/15/27	9,350,000
5,000	National City Corp.,
	6.875%,	5/15/19	5,753,320
5,000	Northern Trust Corp.,
	5.50%,	8/15/13	5,425,525
5,000	Realty Income Corp.,
	6.75%,	8/15/19	5,826,510
6,000	US Bank, N.A.,
	4.95%,	10/30/14	6,534,996
6,000	Wachovia Bank NA,
	6.00%,	11/15/17	6,657,294

			113,746,279

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS-(Continued)

September 30, 2011

(Unaudited)

Principal Amount (000)	Description		Value (Note 1)
	Industrial - 29.1%
$4,000	Archer-Daniels-Midland Company,
	7.125%,	3/01/13 (a)	$4,326,400
6,000	Coca-Cola Enterprises, Inc.,
	8.50%,	2/01/12 (a)	6,151,590
5,000	ConocoPhillips
	4.75%,	2/01/14	5,443,885
6,000	Dow Chemical Company,
	9.00%,	4/01/21	7,678,686
7,000	Hewlett-Packard Co.,
	6.125%,	3/01/14 (a)(b)	7,656,880
1,827	Kraft Foods, Inc.,
	6.25%,	6/01/12	1,891,963
5,000	Sun Company, Inc.,
	9.00%,	11/01/24	6,899,875
5,000	Target Corp.,
	6.00%,	1/15/18	6,064,740
5,275	Tele-Communications, Inc.,
	10.125%,	4/15/22 (a)(b)	7,573,502
3,200	Tele-Communications, Inc.,
	9.875%,	6/15/22 (a)	4,544,659
5,000	Time Warner Cable, Inc.,
	7.50%,	4/01/14	5,658,820
5,000	Time Warner Entertainment Company, L.P.,
	8.875%,	10/01/12 (a)(b)	5,364,445
5,000	Time Warner, Inc.,
	9.15%,	2/01/23	6,870,010
5,000	Wal-Mart Stores, Inc.,
	6.75%,	10/15/23	6,605,500
5,000	Wellpoint, Inc.,
	6.80%,	8/01/12	5,244,430
5,000	Xerox Corp.,
	6.35%,	5/15/18	5,691,040

			93,666,425

	Telephone - 13.5%
10,000	AT&T Wireless Services, Inc.,
	8.125%,	5/01/12 (a)(b)	10,405,050
5,000	Deutsche Telekom International Finance,
	5.25%,	7/22/13	5,282,665
6,000	Rogers Communications, Inc.,
	7.50%,	3/15/15 (a)	7,076,982
5,000	Telecom Italia Capital SA,
	5.25%,	10/01/15	4,771,115
10,000	Verizon Global Funding Corp.,
	7.375%,	9/01/12 (a)(b)	10,575,100
5,000	Vodafone Group PLC,
	5.000%,	12/16/13	5,396,075

			43,506,987

	Utilities - 71.2%
5,000	American Water Capital Corp.,
	6.085%,	10/15/17	5,867,915
5,000	American Water Capital Corp.,
	6.593%,	10/15/37	5,926,980
5,000	Arizona Public Service Co.,
	6.875%,	8/01/36	6,430,230

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS-(Continued)

September 30, 2011

(Unaudited)

Principal Amount (000)	Description		Value (Note 1)
$ 10,000	CalEnergy Company, Inc.,
	8.48%,	9/15/28 (a)(b)	$13,980,850
5,000	CenterPoint Energy Resources Corp.,
	6.00%,	5/15/18	5,794,815
10,713	Cleveland Electric Illumination Co.,
	8.875%,	11/15/18 (a)	14,508,594
5,000	Commonwealth Edison Co.,
	6.95%,	7/15/18 (a)	5,818,375
5,000	Dominion Resources, Inc.
	5.15%,	7/15/15	5,614,215
8,000	EQT Corporation,
	8.125%,	6/01/19 (a)	9,713,504
10,000	Entergy Texas, Inc.,
	7.125%,	2/01/19 (a)(b)	12,140,690
5,475	Exelon Generation Co. LLC,
	6.20%,	10/01/17 (a)	6,181,335
7,750	FPL Group Capital Inc.,
	7.875%,	12/15/15	9,254,136
10,000	Hydro-Quebec,
	7.50%,	4/01/16 (a)(b)	12,431,530
5,000	Indiana Michigan Power Co.,
	7.00%,	3/15/19	6,181,265
5,000	Kinder Morgan Energy Partners,
	7.75%,	3/15/32 (a)	6,266,785
6,000	National Grid PLC
	6.30%,	8/01/16	6,904,884
6,500	National Rural Utilities Cooperative Finance Corp.,
	5.50%,	7/01/13 (a)	7,017,108
7,167	Oncor Electric Delivery Co., LLC,
	6.375%,	5/01/12 (a)(b)	7,380,770
9,441	ONEOK Partners, L.P.,
	6.15%,	10/01/16 (a)	10,737,703
3,690	PPL Energy Supply LLC,
	6.50%,	5/01/18 (a)	4,322,278
5,000	PSEG Power LLC,
	5.32%,	9/15/16 (a)	5,535,815
10,000	Progress Energy, Inc.,
	7.05%,	3/15/19 (a)(b)	12,454,830
8,000	Sempra Energy
	6.15%,	6/15/18	9,436,376
7,785	South Carolina Electric & Gas Co.,
	6.50%,	11/01/18	9,790,221
5,000	Spectra Energy Capital LLC,
	6.20%,	4/15/18	5,656,145
10,000	Trans-Canada Pipelines Limited,
	9.875%,	1/01/21	15,026,790
7,821	Williams Partners L.P.,
	7.25%,	2/01/17 (a)	9,079,696

			229,453,835

	Total Corporate Bonds
	(Cost $468,537,934)		480,373,526

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS-(Continued)

September 30, 2011

(Unaudited)

Principal Amount (000)	Description		Value (Note 1)
	Asset-Backed Securities - 1.8%
$ 5,000	Detroit Edison Securitization Funding LLC 2001-1 A6,
	6.62%,	3/01/16	$5,769,888

	Total Asset-Backed Securities
	(Cost $5,925,000)		5,769,888

Shares

	Non-Convertible Preferred Stock - 3.5%
	Financial - 3.5%
100,000	Duke Realty Corp., Series M,
	6.95%		2,519,000
100,000	Kimco Realty Corp., Series G,
	7.75%		2,560,000
100,000	Realty Income Corp., Series D,
	7.375%		2,571,000
100,000	UDR, Inc., Series G,
	6.75%		2,525,000
50,000	Vornado Realty Trust, Series I,
	6.625%		1,253,500

	Total Non-Convertible Preferred Stock
	(Cost $11,158,000)		11,428,500

	Total Investments - 154.7%
	(Cost $486,533,450)		498,594,791

	Other Assets in Excess of Liabilities - 4.3%		13,718,939
	Borrowings - (29.5)%		(95,000,000)
	Liquidation Value of Preferred Shares - (29.5)%		(95,000,000)

	Net Assets Applicable to Common Stock - 100%		$322,313,730

(a) All or a portion of this security has been segregated and made available for loan.

(b) All or a portion of this security has been loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Notes

(1) The Fund's investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its semi-annual report.

The following is a summary of the inputs used to value each of the Fund’s investments as of September 30, 2011:

	Level 1	Level 2
Asset-backed securities	$-	$5,769,888
Corporate bonds	-	480,373,526
Non-convertible preferred stock	11,428,500	-
U.S. Government and Agency obligations	-	1,022,877
Total	$11,428,500	$487,166,291

There were no significant transfers between level 1 and level 2 during the nine months ended September 30, 2011.

(2) The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of September 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$486,533,450	$22,328,573	$10,267,232	$12,061,341

Other information regarding the Fund is available in the Fund's most recent semi-annual and annual reports. This information is available on the Fund's website at www.ducfund.com or the Securities and Exchange Commission's website at www.sec.gov.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	November 18, 2011

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	November 18, 2011